CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 17,889	$ 7,622	$ 12,862
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(2,186)	4,386	(608)
Unrealized income on foreign currency cash flow hedge	329	0	738
Unrealized income (loss) on available for sale marketable securities	(59)	21	0
Income tax expense related to components of other comprehensive income (loss)	(26)	(8)	(241)
Total other comprehensive income (loss), net of tax	(1,942)	4,399	(111)
Comprehensive income	15,947	12,021	12,751
Less - comprehensive income (loss) attributable to non-controlling interest	(1,232)	432	0
Comprehensive income attributable to controlling interest	$ 17,179	$ 11,589	$ 12,751